Leases	6 Months Ended
Jun. 30, 2024
Leases
Leases

6.Leases

The Company’s operating leases mainly related to our office premises and on-demand delivery service stations. The total lease cost for the six months ended June 30, 2023 and 2024 was RMB 19,439 and RMB 21,926 (US$3,017), comprised of operating lease expenses of RMB2,364 and RMB2,548 (US$351), and short-term lease expenses of RMB 17,075 and RMB19,378 (US$2,666) respectively. The weighted-average remaining lease term and weighted average incremental borrowing rate as of June 30, 2024 was 2.25 years and 4.14%, respectively.

The operating cash flows used in operating leases was RMB2,388 and RMB2,213 (US$305) for the six months ended June 30, 2023 and 2024, respectively.